OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous assets [abstract]
Details of other financial assets explanatory
	Thousands of U.S. dollars
	2016	2017
Other non-current receivables (*)	-	11,125
Non-current guarantees and deposits	40,565	49,097
Total non-current	40,565	60,222
Other current receivables	-	805
Current guarantees and deposits	1,140	1,005
Total current	1,140	1,810
Total	41,705	62,032